                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                      811-1

                      (Investment Company Act File Number)

                       Federated Stock and Bond Fund, Inc.
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                             Date of Fiscal Year End: 11/30/04

                    Date of Reporting Period: Fiscal year ended 11/30/04

Item 1.     Reports to Stockholders

Federated
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.

Established 1934

ANNUAL SHAREHOLDER REPORT

Year Ended November 30, 2004

Class A Shares
Class B Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE
PORTFOLIO OF INVESTMENTS SUMMARY TABLES
FINANCIAL STATEMENTS
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
BOARD OF DIRECTORS AND FUND OFFICERS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights - Class A Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended October 31,
	11/30/2004		11/30/2003	[1]	2003		2002		2001		2000
Net Asset Value, Beginning of Period	$17.38		$17.32		$15.61		$17.22		$18.78		$18.71
Income From Investment Operations:
Net investment income	0.36		0.02		0.31		0.39		0.48		0.55
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.01		0.11		1.71		(1.62)		(1.04)		0.48
TOTAL FROM INVESTMENT OPERATIONS	1.37		0.13		2.02		(1.23)		(0.56)		1.03
Less Distributions:
Distributions from net investment income	(0.37)		(0.07)		(0.31)		(0.38)		(0.53)		(0.54)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--		--		--		(0.47)		(0.42)
TOTAL DISTRIBUTIONS	(0.37)		(0.07)		(0.31)		(0.38)		(1.00)		(0.96)
Net Asset Value, End of Period	$18.38		$17.38		$17.32		$15.61		$17.22		$18.78
Total Return [2]	7.89%		0.75%		13.08%		(7.32)%		(3.12)%		5.79%

Ratios to Average Net Assets:
Expenses	1.29	% [3]	1.26	% [3,4]	1.31	% [3]	1.26	% [3]	1.31%		1.29%
Net investment income	1.72%		1.64	% [4]	1.89%		2.32%		2.64%		2.98%
Expense waiver/reimbursement [5]	0.01%		0.01	% [4]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$237,428		$226,701		$224,461		$184,294		$175,854		$177,236
Portfolio turnover	47%		1%		74%		54%		28%		26%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the year ended November 30, 2004, the period ended November 30, 2003, and the years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class B Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended October 31,
	11/30/2004		11/30/2003	[1]	2003		2002		2001		2000
Net Asset Value, Beginning of Period	$17.36		$17.28		$15.58		$17.19		$18.75		$18.68
Income From Investment Operations:
Net investment income	0.23		0.01		0.19		0.26		0.35		0.41
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.00		0.11		1.70		(1.62)		(1.05)		0.49
TOTAL FROM INVESTMENT OPERATIONS	1.23		0.12		1.89		(1.36)		(0.70)		0.90
Less Distributions:
Distributions from net investment income	(0.23)		(0.04)		(0.19)		(0.25)		(0.39)		(0.41)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--		--		--		(0.47)		(0.42)
TOTAL DISTRIBUTIONS	(0.23)		(0.04)		(0.19)		(0.25)		(0.86)		(0.83)
Net Asset Value, End of Period	$18.36		$17.36		$17.28		$15.58		$17.19		$18.75
Total Return [2]	7.08%		0.68%		12.22%		(8.02)%		(3.85)%		5.02%

Ratios to Average Net Assets:
Expenses	2.04	% [3]	2.01	% [3,4]	2.06	% [3]	2.01	% [3]	2.06%		2.04%
Net investment income	0.97%		0.89	% [4]	1.14%		1.57%		1.89%		2.26%
Expense waiver/reimbursement [5]	0.01%		0.01	% [4]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$73,911		$72,412		$71,836		$59,165		$60,058		$48,898
Portfolio turnover	47%		1%		74%		54%		28%		26%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the year ended November 30, 2004, the period ended November 30, 2003 and the years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class C Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended		Period Ended		Year Ended October 31,
	11/30/2004		11/30/2003	[1]	2003		2002		2001		2000
Net Asset Value, Beginning of Period	$17.32		$17.24		$15.54		$17.15		$18.70		$18.63
Income From Investment Operations:
Net investment income	0.23		0.01		0.19		0.26		0.35		0.41
Net realized and unrealized gain (loss) on investments, foreign currency transactions and futures contracts	1.00		0.11		1.70		(1.62)		(1.04)		0.49
TOTAL FROM INVESTMENT OPERATIONS	1.23		0.12		1.89		(1.36)		(0.69)		0.90
Less Distributions:
Distributions from net investment income	(0.24)		(0.04)		(0.19)		(0.25)		(0.39)		(0.41)
Distributions from net realized gain on investments, foreign currency transactions and futures contracts	--		--		--		--		(0.47)		(0.42)
TOTAL DISTRIBUTIONS	(0.24)		(0.04)		(0.19)		(0.25)		(0.86)		(0.83)
Net Asset Value, End of Period	$18.31		$17.32		$17.24		$15.54		$17.15		$18.70
Total Return [2]	7.09%		0.68%		12.25%		(8.03)%		(3.81)%		5.04%

Ratios to Average Net Assets:
Expenses	2.02	% [3]	2.01	% [3,4]	2.04	% [3]	2.01	% [3]	2.06%		2.04%
Net investment income	0.99%		0.89	% [4]	1.16%		1.57%		1.89%		2.26%
Expense waiver/reimbursement [5]	0.01%		0.01	% [4]	0.00	% [6]	0.00	% [6]	0.00	% [6]	0.00	% [6]
Supplemental Data:
Net assets, end of period (000 omitted)	$26,704		$27,853		$27,731		$22,567		$24,032		$21,909
Portfolio turnover	47%		1%		74%		54%		28%		26%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 The expense ratio is calculated without reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the year ended November 30, 2004, the period ended November 30, 2003, and the years ended October 31, 2003 and October 31, 2002, respectively, after taking into account these expense reductions.

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

6 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights - Class K Shares

(For a Share Outstanding Throughout Each Period)

	Year Ended 11/30/2004		Period Ended 11/30/2003	[1]	Period Ended 10/31/2003	[2]
Net Asset Value, Beginning of Period	$17.38		$17.32		$15.61
Income From Investment Operations:
Net investment income	0.29		0.01		0.10
Net realized and unrealized gain on investments, foreign currency transactions and futures contracts	1.03		0.10		1.71
TOTAL FROM INVESTMENT OPERATIONS	1.32		0.11		1.81
Less Distributions:
Distributions from net investment income	(0.30)		(0.05)		(0.10)
Net Asset Value, End of Period	$18.40		$17.38		$17.32
Total Return [3]	7.64%		0.64%		11.64%

Ratios to Average Net Assets:
Expenses	1.74	% [4]	1.78	% ,4,5	1.81	% [4,5]
Net investment income	2.52%		1.14	% [5]	1.39	% [5]
Expense waiver/reimbursement [6]	0.01%		0.01	% [5]	0.00	% [5,7]
Supplemental Data:
Net assets, end of period (000 omitted)	$65		$0	[8]	$0	[8]
Portfolio turnover	47%		1%		74%

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

3 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

4 The expense ratio is calculated without the reduction for fees paid indirectly for directed brokerage arrangements. The impact to the expense ratios was less than 0.01% for the year ended November 30, 2004 and the periods ended November 30, 2003 and October 31, 2003, respectively, after taking into account these expense reductions.

5 Computed on an annualized basis.

6 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Represents less than 0.01%.

8 Represents less than $1,000.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2004 to November 30, 2004.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 6/1/2004	Ending Account Value 11/30/2004	Expenses Paid During Period [1]
Actual:
Class A Shares	$1,000	$1,040.10	$ 6.78
Class B Shares	$1,000	$1,036.30	$10.49
Class C Shares	$1,000	$1,036.10	$10.33
Class K Shares	$1,000	$1,038.60	$ 9.38
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.35	$ 6.71
Class B Shares	$1,000	$1,014.70	$10.38
Class C Shares	$1,000	$1,014.85	$10.23
Class K Shares	$1,000	$1,015.80	$ 9.27

1 Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The annualized expense ratios are as follows:

Class A Shares	1.33%
Class B Shares	2.06%
Class C Shares	2.03%
Class K Shares	1.84%

Management's Discussion of Fund Performance

For the reporting period ended November 30, 2004, the fund's Class A, Class B, Class C, and Class K Shares produced total returns of 7.89%, 7.08%, 7.09%, and 7.64%, respectively, at net asset value. The S&P 500 Index (S&P 500) and the Lehman Brothers Aggregate Bond Index (Lehman Aggregate) returned 12.86% 1 and 4.44%, 2 respectively, for the same period.

Stock prices rose during the first three months of the reporting period before declining during the spring and summer months of 2004. The total return of the S&P 500 from December to February 2004 was 8.67% and from March to August was (2.74)%. Stock prices rose again in the fall, with the S&P 500 returning 6.78% for the period September 1, 2004 to November 30, 2004.

Interest rates fell during the first few months, then climbed significantly between mid-March and early June. Between March 16 and June 14, the average yield-to-maturity of the Lehman Aggregate increased from 3.73% to 4.94%. Interest rates traded lower between the summer and the end of November, as indicated by the average yield-to-maturity of the Lehman Aggregate of 4.50%.

The asset allocation of the fund is set relative to a neutral position of 60% in stocks and 40% in investment grade bonds. During the reporting period, the fund benefited from an above neutral allocation to stocks maintained for the entire reporting period. The benefits from this higher allocation to stocks were most evident during stock market rallies in December 2003 and November 2004. The returns of the fund were reduced by this strategy during July and August of 2004, when interest rates and stock prices declined.

STOCKS

The equity holdings of the fund produced lower returns than the S&P 500, which returned 12.86% during the reporting period. The fund's returns relative to the benchmark were reduced by a bias toward larger market capitalization stocks and the specific stocks owned within certain sectors.

During the reporting period, stock returns were positive for most domestic and global equity market benchmarks overall, continuing the trend that began in the first quarter of 2003. In general, small and middle market capitalization stocks had higher returns than large market capitalization stocks during the reporting period. The fund's returns relative to the S&P 500 were reduced by a higher-than-benchmark exposure to large market capitalization stocks.

1 The S&P 500 is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

2 The Lehman Aggregate is composed of securities from the Lehman Brothers Government/Corporate Bond Index, Mortgage-Backed Securities Index and the Asset-Backed Securities Index. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. The index is unmanaged, and unlike the fund, is not affected by cashflows. Investments cannot be made in an index.

Value-based strategies generally outperformed growth-based strategies as well. The fund benefited from a slight value bias maintained during the reporting period.

Sector allocation was a positive contributor to performance, while stock selection was a negative contributor. From a sector positioning standpoint, the fund's returns were aided by being overweight Energy, Telecommunication Services, and Industrials. The fund's returns were limited by being underweight Utilities and being overweight Materials and Consumer Staples. On a stock selection basis, the fund's return was hindered by stock performance within the Information Technology, Utilities, and Healthcare sectors. The fund benefited from stock performance within the Energy and Industrials sectors.

Top contributors during the year were: Exxon Mobil , General Electric , Transocean Inc. , Halliburton , and Microsoft Corp. Laggards during the year were: Intel Corp. , Cisco Systems , Pfizer Inc. , Hewlett-Packard , and Tenet Healthcare ..

FIXED INCOME

The bond portion of the fund outperformed its benchmark, the Lehman Aggregate, which returned 4.44%, during the reporting period.

The bond market continued to benefit investors over the past 12 months despite higher U.S. Treasury interest rates and commencement of the Federal Reserve Board's (the "Fed") program to gradually tighten monetary policy. The first of a series of 0.25% moves by the Fed began on June 30, 2004. Short- and intermediate-term interest rates rose over the past 12 months, while long-term rates were relatively unchanged. For example, Two-Year Treasury note rates had risen by 95 basis points in the last year, while 30-year U.S. Treasury bond rates had fallen 13 basis points. Spread bonds (such as agencies, corporates, mortgage-backed securities and asset-backed securities) produced positive excess returns compared to similar duration Treasury issues.

The portfolio's sector and security selection had the greatest positive impact on the fund's performance during the past year, while its duration management also added to returns. The portfolio duration was at 91% of the benchmark for most of the past 12 months and slightly barbelled. Sector allocation was a huge benefit to the portfolio due to a sizeable overweight in investment-grade and noninvestment-grade corporate bonds, emerging markets, and international developed country bonds. An underweight to mortgage-backed securities in the latter part of the reporting period hurt performance.

Security selection in the fixed-income portion of the fund was a very positive addition due mostly to positions in Delphi Funding group and Union Central Life Insurance , two small- to mid-sized insurance companies that showed substantial financial improvement over the past year. The portfolio also benefited slightly from positions in BSkyB , Homer City , Valero Energy , and Mid-American Energy .. Securities that hurt performance included positions in Citizens Communications , Cox Communications , Husky Oil , Kennametal , and Century Tel ..

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400.

GROWTH OF A $10,000 INVESTMENT -- CLASS A SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Stock and Bond Fund, Inc. (Class A Shares) (the "Fund") from October 31, 1994 to November 30, 2004 compared to the Standard and Poor's 500 Index (S&P 500), 2 the Lehman Brothers Aggregate Bond Index (LBAB), 2 and the Lipper Balanced Funds Average (LBFA). 3

Average Annual Total Return [4] for the Period Ended 11/30/2004
1 Year	1.97%
5 Years	2.08%
10 Years	8.20%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum sales charge of 5.5%.

1 Represents a hypothetical investment of $10,000 in the Fund after deducting the maximum sales charge of 5.50% ($10,000 investment minus $550 sales charge = $9,450). The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LBAB and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the Securities and Exchange Commission (SEC) requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

4 Total return quoted reflects all applicable sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS B SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Stock and Bond Fund, Inc. (Class B Shares) (the "Fund") from August 30, 1996 to November 30, 2004 compared to the Standard and Poor's 500 Index (S&P 500), 2 the Lehman Brothers Aggregate Bond Index (LBAB), 2 and the Lipper Balanced Funds Average (LBFA). 3

Average Annual Total Return [4] for the Period Ended 11/30/2004
1 Year	1.58%
5 Years	2.11%
Start of Performance (8/30/1996)	6.49%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum contingent deferred sales charge of 5.5%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. The ending value of the Fund does not reflect a contingent deferred sales charge on any redemptions over seven years from the purchase date. The maximum contingent deferred sales charge is 5.50% on any redemption of shares held up to one year from the purchase date. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LBAB, and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS C SHARES

The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Stock and Bond Fund, Inc. (Class C Shares) (the "Fund") from October 31, 1994 to November 30, 2004 compared to the Standard and Poor's 500 Index (S&P 500), 2 the Lehman Brothers Aggregate Bond Index (LBAB), 2 and the Lipper Balanced Funds Average (LBFA). 3

Average Annual Total Return [4] for the Period Ended 11/30/2004
1 Year	5.06%
5 Years	2.28%
10 Years	7.87%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured. Total returns reflect the maximum sales charge of 1.0% and the maximum contingent deferred sales charge of 1.0%, as applicable.

1 Represents a hypothetical investment of $10,000 in the Fund. A 1.00% contingent deferred sales charge would be applied on any redemption within one year from purchase date. Effective April 1, 2003, the Fund began to charge a maximum sales charge of 1.00%. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LBAB, and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in a fund's performance.

4 Total return quoted reflects all applicable sales charges and contingent deferred sales charges.

GROWTH OF A $10,000 INVESTMENT -- CLASS K SHARES

The Fund's Class K Shares commenced operations on April 8, 2003. The Fund offers three other classes of shares, Class A Shares, Class B Shares, and Class C Shares. For the period prior to the commencement of operations of the Class K Shares, the performance information shown is for the Fund's Class A Shares, adjusted to reflect the expenses of Class K Shares. The graph below illustrates the hypothetical investment of $10,000 1 in the Federated Stock and Bond Fund, Inc. (Class K Shares) (the "Fund") from October 31, 1994 to November 30, 2004 compared to the Standard and Poor's 500 Index (S&P 500), 2 the Lehman Brothers Aggregate Bond Index (LBAB), 2 and the Lipper Balanced Funds Average (LBFA). 3

Average Annual Total Return for the Period Ended 11/30/2004
1 Year	7.64%
5 Years	2.80%
10 Years	8.33%

Performance data quoted represents past performance which is no guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Mutual fund performance changes over time and current performance may be lower or higher than what is stated. For current to the most recent month end performance and after-tax returns, visit www.federatedinvestors.com or call 1-800-341-7400. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of fund shares. Mutual funds are not obligations of or guaranteed by any bank and are not federally insured.

1 Represents a hypothetical investment of $10,000 in the Fund. The Fund's performance assumes the reinvestment of all dividends and distributions. The S&P 500, LBAB, and LBFA have been adjusted to reflect reinvestment of dividends on securities in the indexes and average.

2 The S&P 500 and LBAB are not adjusted to reflect sales charges, expenses, or other fees that the SEC requires to be reflected in the Fund's performance. The indexes are unmanaged, and unlike the Fund, are not affected by cashflows. It is not possible to invest directly in an index.

3 The LBFA represents the average of the total returns reported by all of the mutual funds designated by Lipper, Inc. as falling into the category indicated, and is not adjusted to reflect any sales charges. However, these total returns are reported net of expenses or other fees that the SEC requires to be reflected in the Fund's performance.

Portfolio of Investments Summary Tables

At November 30, 2004, the Fund's portfolio composition 1 was as follows:

Sector	Percentage of Total Net Assets
Equity Securities	70.7%
Fixed-Income Securities	23.6%
Cash Equivalents [2]	7.1%
Other Assets and Liabilities--Net [3]	(1.4)%
TOTAL	100.0%

At November 30, 2004, the Fund's credit-quality ratings composition 4 for its fixed-income securities was as follows:

S&P Long-Term Ratings as Percentage of Fixed Income Securities [5]		Moody's Long-Term Ratings as Percentage of Fixed Income Securities [5]
AAA	54.4%	Aaa	54.8%
AA	2.0%	Aa	2.7%
A	8.4%	A	8.3%
BBB	17.3%	Baa	16.1%
BB	9.1%	Ba	6.7%
B	5.6%	B	6.1%
CCC	1.2%	Caa	1.8%
CC	0.0%	Ca	0.1%
D	0.0%	D	0.0%
Not Rated by S&P 6	2.0%	Not Rated by Moody's 6	3.4%
TOTAL	100.0%	TOTAL	100.0%

1 See the Fund's Prospectus for a description of the principal types of securities in which the Fund invests.

2 Cash equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

3 See Statement of Assets and Liabilities.

4 These tables depict the long-term, credit-quality ratings assigned to the Fund's portfolio holdings by Standard & Poor's (S&P) and Moody's Investors Service (Moody's), each of which is a nationally recognized statistical rating organization (NRSRO). These credit-quality ratings are shown without regard to gradations within a given rating category. For example, securities rated "A-" have been included in the "A" rating category. Holdings that are rated only by a different NRSRO than the one identified have been included in the "Not rated by..." category.

Rated securities include a security with an obligor and/or credit enhancer that has received a rating from an NRSRO with respect to a class of debt obligations that is comparable in priority and security with the security held by the Fund. Credit-quality ratings are an assessment of the risk that a security will default in payments and do not address other risks presented by the security. Please see the descriptions of credit-quality ratings in the Fund's Statement of Additional Information. These tables depict the long-term, credit-quality ratings as assigned only by the NRSRO identified in each table.

5 As of the date specified above, the Fund owned shares of affiliated investment companies. For purposes of these tables, the affiliated investment company (other than an affiliated money market fund) is not treated as a single portfolio security, but rather the Fund is treated as owning a pro rata portion of each security owned by the affiliated investment company.

6 Holdings that are rated only by a different NRSRO than the one identified have been included in this category.

At November 30, 2004, the Fund's sector composition 7 for its equity securities investments was as follows:

Sector Composition	Percentage of Equity Holdings
Financials	18.2%
Information Technology	17.1%
Industrials	13.4%
Healthcare	12.1%
Consumer Discretionary	11.5%
Consumer Staples	11.0%
Energy	8.3%
Telecommunication Services	5.2%
Materials	3.1%
Utilities	0.1%
TOTAL	100.0%

7 Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Standard & Poor's Global Industry Classification Standard (SPGIC). Individual securities that are not included in the SPGIC are assigned to an index classification by the Fund's adviser.

Portfolio of Investments

November 30, 2004

Shares			Value
		STOCKS--70.7%
		COMMON STOCKS--70.7%
		Consumer Discretionary--8.1%
64,700		Clear Channel Communications, Inc.	$2,179,096
64,300		Gap (The), Inc.	1,404,955
90,200		Home Depot, Inc.	3,765,850
37,300		Johnson Controls, Inc.	2,290,220
95,500		McDonald's Corp.	2,935,670
28,800		Nike, Inc., Class B	2,438,208
22,200		Omnicom Group, Inc.	1,798,200
58,300		Target Corp.	2,986,126
104,600		Viacom, Inc., Class B	3,629,620
146,900		Walt Disney Co.	3,948,672
		TOTAL	27,376,617
		Consumer Staples--7.8%
96,800		Altria Group, Inc.	5,565,032
68,900		Coca-Cola Co.	2,708,459
66,050		Gillette Co.	2,872,515
113,900		Kroger Co.	1,842,902
56,000		PepsiCo, Inc.	2,794,960
39,200		Procter & Gamble Co.	2,096,416
85,100		Sara Lee Corp.	1,998,148
123,400		Wal-Mart Stores, Inc.	6,424,204
		TOTAL	26,302,636
		Energy--5.8%
48,800		ChevronTexaco Corp.	2,664,480
26,700		ConocoPhillips	2,429,433
180,700		Exxon Mobil Corp.	9,260,875
69,000		Halliburton Co.	2,853,150
62,400	[1]	Transocean Sedco Forex, Inc.	2,512,848
		TOTAL	19,720,786
Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Financials--12.8%
55,700		Allstate Corp.	$2,812,850
35,800		American International Group, Inc.	2,267,930
1,000	[1]	Arcadia Financial Ltd. - Warrants	0
75,300		Bank of America Corp.	3,484,131
80,400		Bank of New York Co., Inc.	2,645,964
121,700		Citigroup, Inc.	5,446,075
33,700		Federal National Mortgage Association	2,315,190
38,200		Goldman Sachs Group, Inc.	4,001,832
120,500		J.P. Morgan Chase & Co.	4,536,825
24,100		Lehman Brothers Holdings, Inc.	2,019,098
79,100		MBNA Corp.	2,100,896
68,300		Merrill Lynch & Co., Inc.	3,804,993
71,200		Morgan Stanley	3,613,400
38,800		Wachovia Corp.	2,007,900
38,700		Wells Fargo & Co.	2,390,499
		TOTAL	43,447,583
		Healthcare--8.6%
39,000		Abbott Laboratories	1,636,440
58,100		Baxter International, Inc.	1,838,865
34,650	[1]	Biogen Idec, Inc.	2,033,262
56,400		Bristol-Myers Squibb Co.	1,325,400
44,425		Johnson & Johnson	2,679,716
56,500		McKesson HBOC, Inc.	1,669,575
70,700		Medtronic, Inc.	3,397,135
94,800		Merck & Co., Inc.	2,656,296
223,200		Pfizer, Inc.	6,198,264
102,500		Schering Plough Corp.	1,829,625
94,300		Wyeth	3,759,741
		TOTAL	29,024,319
Shares			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Industrials--9.5%
47,100		3M Co.	$3,748,689
21,100		Caterpillar, Inc.	1,931,705
82,300		Cendant Corp.	1,865,741
20,400		Deere & Co.	1,463,292
26,400		FedEx Corp.	2,508,792
288,900		General Electric Co.	10,215,504
39,600		Ingersoll-Rand Co., Class A	2,947,032
55,500		Raytheon Co.	2,238,870
89,300		Tyco International Ltd.	3,033,521
73,300		Waste Management, Inc.	2,185,073
		TOTAL	32,138,219
		Information Technology--12.1%
70,800		Analog Devices, Inc.	2,616,060
356,700	[1]	Applied Materials, Inc.	5,935,488
262,300	[1]	Cisco Systems, Inc.	4,907,633
66,700	[1]	Dell, Inc.	2,702,684
218,300		EMC Corp. Mass	2,929,586
210,000		Intel Corp.	4,693,500
36,300		International Business Machines Corp.	3,420,912
62,900	[1]	KLA-Tencor Corp.	2,834,274
53,200	[1]	Lam Research Corp.	1,383,732
245,100		Microsoft Corp.	6,571,131
225,400	[1]	Oracle Corp.	2,853,564
		TOTAL	40,848,564
		Materials--2.2%
78,800		Alcoa, Inc.	2,677,624
52,500		Du Pont (E.I.) de Nemours & Co.	2,379,300
58,400		International Paper Co.	2,424,768
		TOTAL	7,481,692
		Telecommunication Services--3.7%
99,900		AT&T Corp.	1,828,170
107,200		BellSouth Corp.	2,875,104
134,900		SBC Communications, Inc.	3,395,433
104,700		Verizon Communications	4,316,781
		TOTAL	12,415,488
Shares or Principal Amount			Value
		STOCKS--continued
		COMMON STOCKS--continued
		Utilities--0.1%
440	[1]	NRG Energy, Inc.	$14,080
15,200		NiSource, Inc.	331,208
		TOTAL	345,288
		TOTAL COMMON STOCKS (IDENTIFIED COST $209,634,256)	239,101,192
		ASSET-BACKED SECURITIES--0.2%
$253,965	[2,3]	125 Home Loan Owner Trust 1998-1A B1, 9.26%, 02/15/2029	256,505
341,783		Residential Asset Mortgage Pro 2003RS11 AIIB, 12/25/2033	343,191
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $595,629)	599,696
		COLLATERALIZED MORTGAGE OBLIGATIONS--0.7%
1,125,740		Federal National Mortgage Association REMIC 2002-52 FG, 2.680%, 9/25/2032	1,129,534
812,362		Morgan Stanley Capital, Inc. 2004-T13 A1, 2.85%, 9/13/2045	795,595
13,900	[2]	SMFC Trust Asset-Backed Certificates, Series 1997-A B1-4, 1/28/2027	11,120
432,496		Wells Fargo Mortgage Backed Se 2003-18 Series 2003-18, Class A1, 5.5%, 12/25/2033	435,043
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $2,388,779)	2,371,292
		CORPORATE BONDS--8.0%
		Basic Industry - Metals & Mining--0.1%
100,000		Inco Ltd., 5.7%, 10/15/2015	102,559
100,000		Thiokol Corp., Sr. Note, 6.625%, 3/01/2008	107,958
		TOTAL	210,517
		Basic Industry - Paper--0.2%
70,000		International Paper Co., 5.5%, 1/15/2014	71,518
200,000		Louisiana-Pacific Corp., 8.875%, 8/15/2010	239,275
150,000		Pope & Talbot, Inc., 8.375%, 6/1/2013	157,500
275,000		Weyerhaeuser Co., Deb., 7.375%, 3/15/2032	318,357
		TOTAL	786,650
		Capital Goods - Diversified Manufacturing--0.4%
100,000		Briggs & Stratton Corp., Company Guarantee, 8.875%, 3/15/2011	121,000
250,000		General Electric Co., Note, 5%, 2/01/2013	254,200
250,000		Kennametal, Inc., 7.2%, 6/15/2012	271,285
250,000	[2,3]	Tyco International Group, Note, 4.436%, 6/15/2007	253,750
250,000		Tyco International Group, Note, 5.8%, 8/01/2006	259,502
		TOTAL	1,159,737
Principal Amount			Value
		CORPORATE BONDS--continued
		Communications - Media & Cable--0.3%
$750,000		Cox Communications, Inc., 7.75%, 8/15/2006	$799,897
250,000		Lenfest Communication, Inc., Sr. Note, 8.375%, 11/1/2005	262,695
		TOTAL	1,062,592
		Communications - Media Noncable--0.3%
500,000		British Sky Broadcasting Group PLC, Note, 6.875%, 2/23/2009	547,227
250,000		Clear Channel Communication, 3.125%, 2/01/2007	246,258
300,000		Univision Communications, Sr. Note, 3.5%, 10/15/2007	296,187
		TOTAL	1,089,672
		Communications - Telecom Internet--0.0%
50,000		Insight Midwest LP, Sr. Note, 9.75%, 10/01/2009	52,625
		Communications - Telecom Wireless--0.1%
250,000		AT&T Wireless Services, Sr. Note, 7.35%, 3/01/2006	262,600
		Communications - Telecom Wirelines--0.6%
100,000		BellSouth Corp., 5.2%, 9/15/2014	100,230
150,000		Citizens Communications, 9%, 8/15/2031	165,000
250,000		Citizens Communications, Unsecd. Note, 9.25%, 5/15/2011	291,875
100,000		Deutsche Telekom Interna, 5.25%, 7/22/2013	101,455
140,000	[2,3]	KT Corp., Note, 5.875%, 6/24/2014	146,625
100,000		SBC Communications, Inc., 5.1%, 9/15/2014	99,179
500,000		Sprint Capital Corp., 7.125%, 1/30/2006	521,867
200,000		Telefonos de Mexico, Note, 4.5%, 11/19/2008	201,361
400,000		Verizon Global Funding, 7.75%, 6/15/2032	481,204
		TOTAL	2,108,796
		Consumer Cyclical - Automotive--0.6%
250,000		DaimlerChrysler N.A., 6.5%, 11/15/2013	267,107
250,000		Ford Motor Co., Unsecd. Note, 7.45%, 7/16/2031	243,903
250,000		Ford Motor Credit Co., Note, 7.375%, 10/28/2009	268,672
100,000		General Motors Acceptance, 4.5%, 7/15/2006	100,381
500,000		General Motors Acceptance, 7.5%, 7/15/2005	511,975
500,000		General Motors Corp., Note, 7.2%, 1/15/2011	514,722
		TOTAL	1,906,760
Principal Amount			Value
		CORPORATE BONDS--continued
		Consumer Cyclical - Entertainment--0.2%
$300,000		AOL Time Warner, Inc., Bond, 7.7%, 5/01/2032	$356,589
300,000		Carnival Corp., 3.75%, 11/15/2007	297,519
20,000		International Speedway C, 4.2%, 4/15/2009	19,846
80,000		International Speedway C, 5.4%, 4/15/2014	81,021
		TOTAL	754,975
		Consumer Cyclical - Retailers--0.3%
500,000		CVS Corp., 5.625%, 3/15/2006	515,530
90,000		Neiman-Marcus Group, Inc., Sr. Deb., 7.125%, 6/01/2028	100,204
250,000		Wal-Mart Stores, Inc., Unsecd. Note, 3.375%, 10/01/2008	245,928
		TOTAL	861,662
		Consumer Non-Cyclical - Food/Beverage--0.2%
75,000		Diageo Finance BV, Unsecd. Note, 3%, 12/15/2006	74,443
500,000		Kraft Foods, Inc., Note, 4.625%, 11/01/2006	510,815
		TOTAL	585,258
		Consumer Non-Cyclical Healthcare--0.1%
260,000		Boston Scientific Corp., 5.45%, 6/15/2014	267,615
		Consumer Non-Cyclical Supermarkets--0.1%
250,000		Kroger Co., 7.5%, 4/01/2031	291,075
		Consumer Non-Cyclical Tobacco--0.0%
65,000		Altria Group, Inc., 5.625%, 11/04/2008	66,691
70,000		Philip Morris, Note, 6.375%, 2/1/2006	71,953
		TOTAL	138,644
		Energy - Independent--0.2%
75,000		Calpine Corp., Note, 7.75%, 4/15/2009	50,250
120,000		Canadian Natural Resource, 4.9%, 12/01/2014	118,117
120,000	[2,3]	Gazprom International SA, Company Guarantee, 7.201%, 2/01/2020	125,400
250,000		Pemex Project Funding Master, Company Guarantee, 9.125%, 10/13/2010	298,125
174,040	[2,3]	Ras Laffan Liquified Nat, 3.437%, 9/15/2009	170,919
		TOTAL	762,811
		Energy - Integrated--0.3%
250,000		Conoco, Inc., 5.45%, 10/15/2006	259,852
500,000		Husky Oil Ltd., Company Guarantee, 8.9%, 8/15/2028	572,218
35,000		Petro-Canada, Deb., 7%, 11/15/2028	39,211
100,000	[2,3]	Statoil ASA, 5.125%, 4/30/2014	101,763
		TOTAL	973,044
Principal Amount			Value
		CORPORATE BONDS--continued
		Energy - Oil Field Services--0.0%
$50,000		Noble Drilling Corp., Sr. Note, 7.5%, 3/15/2019	$57,835
		Energy - Refining--0.1%
300,000		Valero Energy Corp., 7.5%, 4/15/2032	351,831
		Financial Institution - Banking--0.6%
300,000		Corp Andina De Fomento, Bond, 7.375%, 1/18/2011	339,039
750,000		Firstbank Puerto Rico, Sub. Note, 7.625%, 12/20/2005	769,080
60,000		HSBC USA, Inc., Sub. Note, 6.625%, 3/01/2009	65,588
477,778	[2,3]	Regional Diversified Funding, 9.25%, 3/15/2030	557,266
100,000		US BANK N.A., 6.3%, 2/04/2014	110,240
120,000		Union Planters Corp., 4.375%, 12/01/2010	119,407
		TOTAL	1,960,620
		Financial Institution - Brokerage--0.4%
500,000	[2,3]	FMR Corp., 4.75%, 3/01/2013	490,685
250,000		Goldman Sachs Group, Inc., 6.125%, 2/15/2033	252,510
250,000		Lehman Brothers Holdings, 7.875%, 8/15/2010	292,037
250,000		Morgan Stanley Group, In, 5.3%, 3/01/2013	256,893
		TOTAL	1,292,125
		Financial Institution - Finance Noncaptive--0.2%
250,000		Capital One Financial, Note, 7.125%, 8/01/2008	273,405
30,000		Heller Financial, Inc., Note, 7.375%, 11/01/2009	34,147
55,000		Newcourt Credit Group, In, Company Guarantee, 6.875%, 2/16/2005	55,491
220,000		SLM Corp., Floating Rate Note, 3.32% 12/15/2014	218,900
		TOTAL	581,943
		Financial Institution - Insurance - Life--1.1%
400,000		AXA-UAP, Sub. Note, 8.6%, 12/15/2030	514,872
1,250,000		Delphi Funding, 9.31%, 3/25/2027	1,350,000
750,000	[2,3]	Life Re Capital Trust I, Company Guarantee, 8.72%, 6/15/2027	807,278
300,000	[2,3]	Pacific LifeCorp., Bond, 6.6%, 9/15/2033	324,438
750,000	[2,3]	Union Central Life Ins Co, Note, 8.2%, 11/1/2026	837,248
		TOTAL	3,833,836
Principal Amount			Value
		CORPORATE BONDS--continued
		Financial Institution - Insurance - P&C--0.1%
$250,000	[2,3]	MBIA Global Funding LLC, 2.875%, 11/30/2006	$247,505
100,000	[2,3]	Oil Insurance Ltd., Sub. Deb., 5.15%, 8/15/2033	100,712
		TOTAL	348,217
		Financial Institution - REITs--0.2%
450,000		EOP Operating LP, 8.375%, 3/15/2006	478,530
45,000		Mack-Cali Realty Corp., Note, 7.25%, 3/15/2009	49,650
250,000		Simon Property Group, Inc, 6.35%, 8/28/2012	269,250
		TOTAL	797,430
		Sovereign--0.1%
300,000		KFW-Kredit Wiederaufbau, 2.7%, 3/01/2007	295,488
175,000		United Mexican States, 6.625%, 3/03/2015	185,063
		TOTAL	480,551
		State/Provincial--0.2%
650,000		New South Wales, State of, Local Gov't. Guarantee, 6.5%, 5/01/2006	510,923
		Supranational--0.2%
76,000,000		Intl Bk Recon & Develop, 2%, Series 670, 2/18/2008	780,495
		Technology--0.1%
200,000	[2,3]	Deluxe Corp., 5.125%, 10/01/2014	188,026
200,000		First Data Corp., 4.7%, 8/01/2013	198,318
		TOTAL	386,344
		Transportation - Airlines--0.1%
51,236		Northwest Airlines Pass, Pass Thru Cert., 7.575%, 3/01/2019	52,648
255,000		Southwest Airlines Co., Deb., 7.375%, 3/1/2027	279,069
		TOTAL	331,717
		Transportation - Railroads--0.1%
100,000		Burlington Northern Sant, 4.875%, 1/15/2015	98,631
200,000		Canadian Pacific RR, 6.25%, 10/15/2011	217,648
100,000		Union Pacific Corp., 4.875%, 1/15/2015	98,786
		TOTAL	415,065
		Transportation - Services--0.1%
200,000		FedEx Corp., Note, 2.65%, 4/01/2007	195,728
Principal Amount			Value
		CORPORATE BONDS--continued
		Utility - Electric--0.4%
$200,000		Alabama Power Co., 2.8%, 12/01/2006	$197,906
250,000		American Electric Power C, Note, 6.125%, 5/15/2006	259,385
250,000		Consolidated Natural Gas, 5%, 12/01/2014	246,368
300,000	[2,3]	FirstEnergy Corp., 5.5%, 11/15/2006	309,657
120,000		MidAmerican Energy Co., 4.65%, 10/01/2014	116,867
130,000		Pacific Gas & Electric C, 6.05%, 3/01/2034	131,426
100,000		Pacific Gas & Electric Co., Unsecd. Note, 4.2%, 3/01/2011	97,869
		TOTAL	1,359,478
		TOTAL CORPORATE BONDS (IDENTIFIED COST $26,081,921)	26,959,171
		GOVERNMENT AGENCIES--1.5%
1,000,000		Federal Home Loan Mortgage Corp., 5.750%, 4/15/2008	1,067,680
375,000		Federal Home Loan Mortgage Corp., 6.250%, 7/15/2032	418,526
3,000,000		Federal National Mortgage Association, 4.250%, 5/15/2009	3,043,230
500,000		Federal National Mortgage Association, 4.375%, 10/15/2006	511,000
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $4,953,178)	5,040,436
		GOVERNMENTS/AGENCIES--0.4%
350,000		Germany, Government of, Bond, 3.75%, 1/04/2009	480,523
85,000,000		Italy, Series INTL, 0.65%, 3/20/2009	831,579
		TOTAL GOVERNMENTS/AGENCIES (IDENTIFIED COST $1,077,238)	1,312,102
		MORTGAGE-BACKED SECURITIES--0.0%
19,222		Federal Home Loan Mortgage Corp. Pool C25621, 6.500%, 5/1/2029	20,201
7,394		Federal Home Loan Mortgage Corp. Pool E77591, 6.500%, 7/1/2014	7,859
10,094		Federal National Mortgage Association Pool 303168, 9.500%, 30 Year, 2/1/2025	11,199
6,217		Federal National Mortgage Association Pool 323159, 7.500%, 4/1/2028	6,670
3,347		Federal National Mortgage Association Pool 323970, 7.000%, 15 Year, 10/1/2014	3,559
10,997		Federal National Mortgage Association Pool 443215, 6.000%, 10/1/2028	11,423
10,512		Federal National Mortgage Association Pool 511365, 7.000%, 8/1/2029	11,169
Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES--continued
$1,105		Federal National Mortgage Association Pool 514184, 7.500%, 9/1/2029	$1,184
4,626		Government National Mortgage Association Pool 352214, 7.000%, 4/15/2023	4,968
2,883		Government National Mortgage Association Pool 462739, 7.500%, 5/15/2028	3,102
3,397		Government National Mortgage Association Pool 464835, 6.500%, 9/15/2028	3,593
7,211		Government National Mortgage Association Pool 780339, 8.000%, 30 Year, 12/15/2023	7,921
		TOTAL MORTGAGE BACKED SECURITIES (IDENTIFIED COST $87,234)	92,848
		U.S. TREASURY--1.7%
1,650,000		United States Treasury Bond, 12.750%, 11/15/2010	1,803,912
1,500,000		United States Treasury Bond, 6.250%, 8/15/2023	1,723,590
730,000		United States Treasury Note, 3.250%, 8/15/2007	730,913
500,000		United States Treasury Note, 4.000%, 2/15/2014	487,345
35,000		United States Treasury Note, 4.375%, 8/15/2012	35,503
300,000		United States Treasury Note, 4.750%, 5/15/2014	309,282
35,000		United States Treasury Note, 4.875%, 2/15/2012	36,695
40,000		United States Treasury Note, 5.000%, 2/15/2011	42,312
500,000		United States Treasury Note, 5.750%, 8/15/2010	548,360
		TOTAL U.S. TREASURY (IDENTIFIED COST $5,737,664)	5,717,912
		MUTUAL FUNDS--11.4% [4]
189,421		Emerging Markets Fixed Income Core Fund	3,013,986
2,810,504		Federated Mortgage Core Portfolio	28,526,612
1,041,200		High Yield Bond Portfolio	7,330,050
		TOTAL MUTUAL FUNDS (IDENTIFIED COST $36,946,710)	38,870,648
Principal Amount			Value
		REPURCHASE AGREEMENTS--6.8%
$10,000,000		Interest in $1,500,000,000 joint repurchase agreement with Banc of America Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $10,000,578 on 12/1/2004, collateralized by a U.S. Government Agency Obligation with a maturity of 4/1/2034, collateral market value $1,530,000,000	$10,000,000
12,809,000		Interest in $2,000,000,000 joint repurchase agreement with UBS Securities LLC, 2.08%, dated 11/30/2004 to be repurchased at $12,809,740 on 12/1/2004, collateralized by U.S. Government Agency Obligations with various maturities to 8/15/2034, collateral market value $2,060,004,602	12,809,000
		TOTAL REPURCHASE AGREEMENTS (AT AMORTIZED COST)	22,809,000
		TOTAL INVESTMENTS--101.4% (IDENTIFIED COST $310,311,609) [5]	342,874,297
		OTHER ASSETS AND LIABILITIES - NET--(1.4)%	(4,767,002)
		TOTAL NET ASSETS--100%	$338,107,295

1 Non-income producing security.

2 Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At November 30, 2004, these securities amounted to $4,928,897 which represents 1.5% of total net assets.

3 Denotes a restricted security, including securities purchased under Rule 144A that have been deemed liquid by criteria approved by the Fund's Board of Directors. At November 30, 2004, these securities amounted to $4,917,777 which represents 1.5% of total net assets.

4 Affiliated companies.

5 The cost of investments for federal tax purposes amounts to $310,882,125.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2004.

The following acronyms are used throughout this portfolio:

REITs	--Real Estate Investment Trusts
REMIC	--Real Estate Mortgage Investment Conduit

Statement of Assets and Liabilities

November 30, 2004

Assets:
Total investments in securities, at value including $38,870,648 of investments in affiliated issuers (Note 5) (identified cost $310,311,609)		$342,874,297
Cash		6,984
Cash denominated in foreign currencies (cost of $77,684)		84,744
Income receivable		1,839,003
Receivable for investments sold		10,759
Receivable for shares sold		244,729
TOTAL ASSETS		345,060,516
Liabilities:
Payable for investments purchased	$5,875,486
Payable for shares redeemed	522,864
Income distribution payable	234,388
Payable for distribution services fee (Note 5)	62,119
Payable for shareholder services fee (Note 5)	68,545
Accrued expenses	189,819
TOTAL LIABILITIES		6,953,221
Net assets for 18,403,761 shares outstanding		$338,107,295
Net Assets Consist of:
Paid-in capital		$311,713,925
Net unrealized appreciation of investments and translation of assets and liabilities in foreign currency transactions		32,571,525
Accumulated net realized loss on investments, foreign currency transactions and futures contracts		(5,753,828)
Distributions in excess of net investment income		(424,327)
TOTAL NET ASSETS		$338,107,295
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($237,427,897 ÷ 12,916,762 shares outstanding), $0.001 par value, 750,000,000 shares authorized		$18.38
Offering price per share (100/94.50 of $18.38) [1]		$19.45
Redemption proceeds per share		$18.38
Class B Shares:
Net asset value per share ($73,910,594 ÷ 4,025,383 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$18.36
Offering price per share		$18.36
Redemption proceeds per share (94.50/100 of $18.36) [1]		$17.35
Class C Shares:
Net asset value per share ($26,704,035 ÷ 1,458,095 shares outstanding), $0.001 par value, 500,000,000 shares authorized		$18.31
Offering price per share (100/99.00 of $18.31) [1]		$18.49
Redemption proceeds per share (99.00/100 of $18.31) [1]		$18.13
Class K Shares:
Net asset value per share ($64,769 ÷ 3,521 shares outstanding), $0.001 par value, 250,000,000 shares authorized		$18.40
Offering price per share		$18.40
Redemption proceeds per share		$18.40

1 See "What Do Shares Cost?" in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Year Ended November 30, 2004

Investment Income:
Dividends (including $2,380,416 received from affiliated issuers) (Note 5)		$7,174,156
Interest		2,660,643
Investment income allocated from affiliated partnership (Note 5)		121,989
TOTAL INCOME		9,956,788
Expenses:
Investment adviser fee (Note 5)	$2,271,260
Administrative personnel and services fee (Note 5)	270,000
Custodian fees	27,853
Transfer and dividend disbursing agent fees and expenses Class A Shares (Note 5)	356,724
Transfer and dividend disbursing agent fees and expenses Class B Shares (Note 5)	115,991
Transfer and dividend disbursing agent fees and expenses Class C Shares (Note 5)	34,759
Transfer and dividend disbursing agent fees and expenses Class K Shares (Note 5)	43
Directors'/Trustees' fees	13,015
Auditing fees	35,942
Legal fees	8,597
Portfolio accounting fees (Note 5)	125,272
Distribution services fee--Class B Shares (Note 5)	557,799
Distribution services fee--Class C Shares (Note 5)	198,824
Distribution services fee--Class K Shares (Note 5)	58
Shareholder services fee--Class A Shares (Note 5)	575,376
Shareholder services fee--Class B Shares (Note 5)	185,933
Shareholder services fee--Class C Shares (Note 5)	66,275
Share registration costs	84,046
Printing and postage	70,827
Insurance premiums	8,919
Taxes	26,759
Miscellaneous	10,244
EXPENSES BEFORE ALLOCATION	5,044,516
Expenses allocated from partnership (Note 5)	886
TOTAL EXPENSES	5,045,402

Statement of Operations - continued

Year Ended November 30, 2004

Waiver, Reimbursement, and Expense Reduction:
Reimbursement of investment adviser fee (Note 5)	$(1,033)
Waiver of administrative personnel and services fee (Note 5)	(17,742)
Fees paid indirectly from directed broker arrangements	(14,180)
TOTAL WAIVER, REIMBURSEMENT, AND EXPENSE REDUCTION		$(32,955)
Net expenses			$5,012,447
Net investment income			4,944,341
Realized and Unrealized Gain (Loss) on Investments, Foreign Currency Transactions, and Futures Contracts:
Net realized gain on investments and foreign currency transactions (including realized gain of $128,460 on sales of investments in affiliated issuers (Note 5)			9,255,391
Net realized gain on futures contracts			1,372,951
Net realized loss allocated from partnership			(11,548)
Net change in unrealized appreciation of investments, translation of assets and liabilities in foreign currency and futures contracts			8,649,725
Net realized and unrealized gain on investments, foreign currency and futures contracts			19,266,519
Change in net assets resulting from operations			$24,210,860

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Year Ended 11/30/2004	Period Ended 11/30/2003 [1]	Year Ended 10/31/2003
Increase (Decrease) in Net Assets
Operations:
Net investment income	$4,944,341	$379,267	$4,809,586
Net realized gain (loss) on investments, foreign currency transactions and futures contracts	10,616,794	46,905	(1,809,331)
Net change in unrealized appreciation/depreciation of investments, translation of assets and liabilities in foreign currency and futures contracts	8,649,725	1,930,718	32,188,419
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	24,210,860	2,356,890	35,188,674
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(4,667,324)	(909,910)	(3,754,143)
Class B Shares	(922,174)	(158,160)	(735,225)
Class C Shares	(342,172)	(60,986)	(280,854)
Class K Shares	(616)	(1)	(2)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,932,286)	(1,129,057)	(4,770,224)
Share Transactions:
Proceeds from sale of shares	76,616,248	6,404,766	93,228,950
Proceeds from shares issued in connection with the tax-free transfer of assets from Founders Common Trust Fund	--	--	328,268
Net asset value of shares issued to shareholders in payment of distributions declared	5,441,326	1,031,022	4,313,149
Cost of shares redeemed	(89,194,830)	(5,725,612)	(70,287,307)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(7,137,256)	1,710,176	27,583,060
Change in net assets	11,141,318	2,938,009	58,001,510
Net Assets:
Beginning of period	326,965,977	324,027,968	266,026,458
End of period (including undistributed (distributions in excess of) net investment income of $(424,327) and $(359,118), and $389,918 respectively)	$338,107,295	$326,965,977	$324,027,968

1 The Fund changed its fiscal year and from October 31 to November 30. This period represents the one month period from November 1, 2003 to November 30, 2003.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2004

1. ORGANIZATION

Federated Stock and Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund offers four classes of shares: Class A Shares, Class B Shares, Class C Shares, and Class K Shares. Effective April 8, 2003, the Fund added Class K Shares. The primary investment objective of the Fund is to provide relative safety of capital with the possibility of long-term growth of capital and income. Consideration is also given to current income.

On July 18, 2003, the Fund received a tax-free transfer of assets from Founders Common Trust Fund, as follows:

Class A Shares of the Fund Issued	Founders Common Trust Fund Net Assets Received	Unrealized Appreciation [1]	Net Assets of the Fund Prior to Combination	Net Assets of Founders Common Trust Fund Immediately Prior to Combination	Net Assets of the Fund Immediately After Combination
19,540	$328,268	$445	$302,884,781	$328,268	$303,213,049

1 Unrealized appreciation is included in the Founders Common Trust Fund Net Assets Received amount shown above.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Domestic and foreign equity securities are valued at the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. With respect to valuation of foreign securities, trading in foreign cities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). Therefore, foreign securities are valued at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the foreign exchange rate in effect at 4:00 p.m., Eastern Time, on the day the value of the foreign security is determined. Fixed income, listed corporate bonds, unlisted securities and private placement securities are generally valued at the mean of the latest bid and ask price as furnished by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available or whose values have been affected by a significant event occurring between the close of their primary markets and the closing of the NYSE are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Directors (the "Directors").

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Directors. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization/Paydown Gains and Losses

All premiums and discounts on fixed-income securities are amortized/accreted for financial statement purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.

Federal Taxes

It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the "Code") and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country's tax rules and rates.

Other Taxes

As an open-end management investment company incorporated in the state of Maryland but domiciled in Pennsylvania, the Fund is subject to the Pennsylvania Franchise Tax. This franchise tax is assessed annually on the value of the Fund, as represented by average net assets for the tax year.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies (FC) are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of FCs, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the year ended November 30, 2004, the Fund had realized gains on futures contracts of $1,372,951.

At November 30, 2004, the Fund had no open futures contracts.

Restricted Securities

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with procedures established by and under general supervision of the Directors.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, held at November 30, 2004, is as follows:

Security	Acquisition Date	Acquisition Cost
SMFC Trust Asset Backed Certificates, Series 1997-A B1-4, 1/28/2007	2/4/1998	$12,712

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. CAPITAL STOCK

The following table summarizes capital stock activity:

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]		Year Ended 10/31/2003
Class A Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,012,983	$54,649,834	286,263	$4,968,298	4,203,068	$68,136,996
Shares issued in connection with the tax-free transfer of assets from Founders Common Trust Fund	--	--	--	--	19,540	328,268
Shares issued to shareholders in payment of distributions declared	237,861	4,326,049	48,145	836,767	212,982	3,426,313
Shares redeemed	(3,380,335)	(60,894,926)	(249,723)	(4,329,801)	(3,279,825)	(52,856,420)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(129,491)	$(1,919,043)	84,685	$1,475,264	1,155,765	$19,035,157

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]		Year Ended 10/31/2003
Class B Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	826,006	$14,865,982	58,737	$1,015,032	1,173,127	$19,023,995
Shares issued to shareholders in payment of distributions declared	45,002	819,238	8,062	139,962	39,930	640,472
Shares redeemed	(1,017,579)	(18,276,666)	(52,814)	(914,345)	(852,881)	(13,693,047)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	(146,571)	$(2,591,446)	13,985	$240,649	360,176	$5,971,420

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]		Year Ended 10/31/2003
Class C Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	390,136	$7,035,438	24,446	$421,436	372,531	$6,067,709
Shares issued to shareholders in payment of distributions declared	16,260	295,427	3,135	54,293	15,402	246,364
Shares redeemed	(556,838)	(10,020,595)	(27,944)	(481,464)	(231,224)	(3,737,829)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(150,442)	$(2,689,730)	(363)	$(5,735)	156,709	$2,576,244

	Year Ended 11/30/2004		Period Ended 11/30/2003 [1]		Period Ended 10/31/2003 [2]
Class K Shares:	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,616	$64,994	--	$--	16	$250
Shares issued to shareholders in payment of distributions declared	33	612	--	--	--	--
Shares redeemed	(143)	(2,643)	0 [3]	(2)	(1)	(11)
NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	3,506	$62,963	0 [3]	$(2)	15	$239
NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(422,998)	$(7,137,256)	98,307	$1,710,176	1,672,665	$27,583,060

1 The Fund changed its fiscal year end from October 31 to November 30. This period represents the one-month period from November 1, 2003 to November 30, 2003.

2 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

3 Represents less than one share.

4. FEDERAL TAX INFORMATION

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatments for foreign currency transactions, partnership adjustments and discount accretion/premium amortization of debt securities.

For the year ended November 30, 2004, permanent differences identified and reclassified among the components of net assets were as follows:

Increase (Decrease)
Paid-In Capital	Distributions in Excess of Net Investment Income	Accumulated Net Realized Losses
$100,042	$922,736	$(1,022,778)

Net investment income, net realized gains (losses) and net assets were not affected by this reclassification.

The tax character of distributions as reported on the Statement of Changes in Net Assets for the periods ended November 30, 2004 and 2003, was as follows:

	2004	2003
Ordinary income [1]	$5,932,286	$1,129,057

1 For tax purposes short-term capital gain distributions are considered ordinary income distributions.

As of November 30, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$2,505,011
Net unrealized appreciation	$32,001,009
Capital loss carryforward	$5,184,479

The difference between book-basis and tax basis unrealized appreciation/depreciation is attributable in part to differing treatments for the deferral of losses on wash sales and discount accretion/premium amortization on debt securities.

At November 30, 2004, the cost of investments for federal tax purposes was $310,882,125. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from changes in foreign currency exchange rates was $31,992,172. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $37,805,292 and net unrealized depreciation from investments for those securities having an excess of cost over value of $5,813,120.

At November 30, 2004, the Fund had a capital loss carryforward of $5,184,479 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforwards will expire as follows:

Expiration Year	Expiration Amount
2009	$3,628,480
2010	$1,555,999

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Equity Management Company of Pennsylvania (FEMCOPA), the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to: (a) a maximum of 0.55% of the average daily net assets of the Fund; and (b) 4.50% of the gross income of the Fund, excluding capital gains or losses. Prior to January 1, 2004, the Fund's investment adviser was Federated Investment Management Company (FIMCO). The fee received by FIMCO was identical to that received by FEMCOPA. FEMCOPA and FIMCO may voluntarily choose to waive any portion of their fees. FEMCOPA and FIMCO can modify or terminate this voluntary waiver at any time at their sole discretion. For the year ended November 30, 2004, the fees paid to FEMCOPA and FIMCO were $2,083,193 and $187,034, respectively, after voluntary waiver, if applicable.

Certain of the Fund's assets are managed by FIMCO (the "Sub-Adviser"). Under the terms of a sub-adviser agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an allocable portion of the Fund's adviser fee. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in other funds which are managed by the Adviser or an affiliate of the Adviser. The Adviser has agreed to reimburse the fund certain investment adviser fees as a result of these transactions. Income earned from investments in these funds are recorded as income in the accompanying financial statements and are listed below:

Federated Mortgage Core Portfolio	$1,451,156
High-Yield Bond Portfolio	$776,263
Prime Value Obligations Fund	$152,997
Emerging Markets Fixed Income Core Fund	$121,989

Administrative Fee

Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FAS is based on the average aggregate daily net assets of all Federated funds as specified below:

Maximum Administrative Fee	Average Aggregate Daily Net Assets of the Federated Funds
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion

The administrative fee received during any fiscal year shall be at least $150,000 per portfolio and $40,000 per each additional class of Shares. FAS may voluntarily choose to waive any portion of its fee. FAS can modify or terminate this voluntary waiver at any time at its sole discretion.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class B Shares, Class C Shares, and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class
Class B Shares	0.75%
Class C Shares	0.75%
Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Sales Charges

For the year ended November 30, 2004, FSC retained $50,770 in sales charges from the sale of Class A Shares. FSC also retained $1,085 of contingent deferred sales charges relating to redemptions of Class A Shares and $221 relating to redemption of Class C Shares. See "What Do Shares Cost?" in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class B Shares, and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

Prior to July 1, 2004 Federated Services Company (FServ), through its subsidiary FSSC, served as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC was based on the size, type and number of accounts and transactions made by shareholders. The fee paid to FSSC during the reporting period was $259,321, after voluntary waiver, if applicable.

Portfolio Accounting Fees

Prior to January 1, 2004, FServ maintained the Fund's accounting records for which it received a fee. The fee was based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses. The fee paid to FServ during the reporting period was $9,381, after voluntary waiver, if applicable.

Expense Reduction

The Fund directs portfolio trades to a broker that in turn pays a portion of the Fund's operating expenses. For the year ended November 30, 2004, the Fund's expenses were reduced by $14,180 under these arrangements.

General

Certain of the Officers and Directors of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the year ended November 30, 2004, were as follows:

Purchases	$137,068,081
Sales	$128,083,286

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, "Federated"), along with various investment companies sponsored by Federated ("Funds") were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

8. FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal year ended November 30, 2004, 89.08% of total ordinary dividends paid by the Fund are qualifying dividends which may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003. Complete information is reported in conjunction with the reporting of your distributions on Form 1099-DIV.

Of the ordinary income (including short-term capital gain) distributions made by the Fund during the year ended November 30, 2004, 78.40% qualify for the dividend received deduction available to corporate shareholders.

Report of Independent Registered Public Accounting Firm

TO THE BOARD OF DIRECTORS AND THE SHAREHOLDERS OF FEDERATED STOCK AND BOND FUND, INC.:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Federated Stock and Bond Fund, Inc. (the "Fund") as of November 30, 2004, and the related statement of operations for the year then ended, the statement of changes in net assets for the year ended, the one-month period ended November 30, 2003 and the year ended October 31, 2003, and the financial highlights for the year ended November 30, 2004, the one-month period ended November 30, 2003 and each of the years in the four year period ended October 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at November 30, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund of November 30, 2004, the results of its operations, the changes in its net assets and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
January 21, 2005

Board of Directors and Fund Officers

The Board is responsible for managing the Fund's business affairs and for exercising all the Fund's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Fund. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. As of December 31, 2003, the Federated Fund Complex consisted of 44 investment companies (comprising 133 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex and serves for an indefinite term. The Fund's Statement of Additional Information includes additional information about the Fund's Directors and is available, without charge and upon request, by calling 1-800-341-7400.

INTERESTED DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years Other Directorships Held and Previous Position(s)
John F. Donahue* Birth Date: July 28, 1924 CHAIRMAN AND DIRECTOR Began serving: December 1956	Principal Occupations : Chairman and Director or Trustee of the Federated Fund Complex; Chairman and Director, Federated Investors, Inc.

Previous Positions : Trustee, Federated Investment Management Company and Chairman and Director, Federated Investment Counseling.

J. Christopher Donahue* Birth Date: April 11, 1949 PRESIDENT AND DIRECTOR Began serving: November 1998	Principal Occupations : Principal Executive Officer and President of the Federated Fund Complex; Director or Trustee of some of the Funds in the Federated Fund Complex; President, Chief Executive Officer and Director, Federated Investors, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.

Previous Positions : President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Lawrence D. Ellis, M.D.* Birth Date: October 11, 1932 3471 Fifth Avenue Suite 1111 Pittsburgh, PA DIRECTOR Began serving: August 1987	Principal Occupations : Director or Trustee of the Federated Fund Complex; Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center Downtown; Hematologist, Oncologist and Internist, University of Pittsburgh Medical Center.

Other Directorships Held : Member, National Board of Trustees, Leukemia Society of America.

Previous Positions : Trustee, University of Pittsburgh; Director, University of Pittsburgh Medical Center.

* Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with Federated Investors, Inc. and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.

INDEPENDENT DIRECTORS BACKGROUND

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas G. Bigley Birth Date: February 3, 1934 15 Old Timber Trail Pittsburgh, PA DIRECTOR Began serving: November 1994	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director, Member of Executive Committee, Children's Hospital of Pittsburgh; Director, University of Pittsburgh.

Previous Position : Senior Partner, Ernst & Young LLP.

John T. Conroy, Jr. Birth Date: June 23, 1937 Investment Properties Corporation 3838 North Tamiami Trail Suite 402 Naples, FL DIRECTOR Began serving: August 1991	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chairman of the Board, Investment Properties Corporation; Partner or Trustee in private real estate ventures in Southwest Florida.

Previous Positions : President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; President, Naples Property Management, Inc. and Northgate Village Development Corporation.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Nicholas P. Constantakis Birth Date: September 3, 1939 175 Woodshire Drive Pittsburgh, PA DIRECTOR Began serving: November 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Director and Member of the Audit Committee, Michael Baker Corporation (engineering and energy services worldwide).

Previous Position : Partner, Andersen Worldwide SC.

John F. Cunningham Birth Date: March 5, 1943 353 El Brillo Way Palm Beach, FL DIRECTOR Began serving: November 1998	Principal Occupation : Director or Trustee of the Federated Fund Complex.

Other Directorships Held : Chairman, President and Chief Executive Officer, Cunningham & Co., Inc. (strategic business consulting); Trustee Associate, Boston College.

Previous Positions : Director, Redgate Communications and EMC Corporation (computer storage systems); Chairman of the Board and Chief Executive Officer, Computer Consoles, Inc.; President and Chief Operating Officer, Wang Laboratories; Director, First National Bank of Boston; Director, Apollo Computer, Inc.

Peter E. Madden Birth Date: March 16, 1942 One Royal Palm Way 100 Royal Palm Way Palm Beach, FL DIRECTOR Began serving: August 1991	Principal Occupation : Director or Trustee of the Federated Fund Complex; Management Consultant.

Other Directorships Held : Board of Overseers, Babson College.

Previous Positions : Representative, Commonwealth of Massachusetts General Court; President, State Street Bank and Trust Company and State Street Corporation (retired); Director, VISA USA and VISA International; Chairman and Director, Massachusetts Bankers Association; Director, Depository Trust Corporation; Director, The Boston Stock Exchange.

Charles F. Mansfield, Jr. Birth Date: April 10, 1945 80 South Road Westhampton Beach, NY DIRECTOR Began serving: November 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex; Management Consultant; Executive Vice President, DVC Group, Inc. (marketing communications and technology) (prior to 9/1/00).

Previous Positions : Chief Executive Officer, PBTC International Bank; Partner, Arthur Young & Company (now Ernst & Young LLP); Chief Financial Officer of Retail Banking Sector, Chase Manhattan Bank; Senior Vice President, HSBC Bank USA (formerly, Marine Midland Bank); Vice President, Citibank; Assistant Professor of Banking and Finance, Frank G. Zarb School of Business, Hofstra University.

Name Birth Date Address Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
John E. Murray, Jr., J.D., S.J.D. Birth Date: December 20, 1932 Chancellor, Duquesne University Pittsburgh, PA DIRECTOR Began serving: February 1995	Principal Occupations : Director or Trustee of the Federated Fund Complex; Chancellor and Law Professor, Duquesne University; Partner, Murray, Hogue and Lannis.

Other Directorships Held : Director, Michael Baker Corp. (engineering, construction, operations and technical services).

Previous Positions : President, Duquesne University; Dean and Professor of Law, University of Pittsburgh School of Law; Dean and Professor of Law, Villanova University School of Law.

Marjorie P. Smuts Birth Date: June 21, 1935 4905 Bayard Street Pittsburgh, PA DIRECTOR Began serving: January 1985	Principal Occupations : Director or Trustee of the Federated Fund Complex; Public Relations/Marketing Consultant/Conference Coordinator.

Previous Positions : National Spokesperson, Aluminum Company of America; television producer; President, Marj Palmer Assoc.; Owner, Scandia Bord.

John S. Walsh Birth Date: November 28, 1957 2604 William Drive Valparaiso, IN DIRECTOR Began serving: November 1998	Principal Occupations : Director or Trustee of the Federated Fund Complex; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.

Previous Position : Vice President, Walsh & Kelly, Inc.

OFFICERS

Name Birth Date Positions Held with Fund Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
John W. McGonigle Birth Date: October 26, 1938 EXECUTIVE VICE PRESIDENT Began serving: June 1995	Principal Occupations : Executive Vice President and Secretary of the Federated Fund Complex; Executive Vice President, Secretary and Director, Federated Investors, Inc.

Richard J. Thomas Birth Date: June 17, 1954 TREASURER Began serving: November 1998	Principal Occupations : Principal Financial Officer and Treasurer of the Federated Fund Complex; Senior Vice President, Federated Administrative Services.

Richard B. Fisher Birth Date: May 17, 1923 VICE PRESIDENT Began serving: May 1976	Principal Occupations : Vice Chairman or President of some of the Funds in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.; Chairman, Federated Securities Corp.

Previous Positions : President and Director or Trustee of some of the Funds in the Federated Fund Complex; Executive Vice President, Federated Investors, Inc.; and Director and Chief Executive Officer, Federated Securities Corp.

Stephen F. Auth Birth Date: September 3, 1956 CHIEF INVESTMENT OFFICER Began serving: November 2002	Principal Occupations : Chief Investment Officer of this Fund and various other Funds in the Federated Fund Complex; Executive Vice President, Federated Investment Counseling, Federated Global Investment Management Corp., Federated Equity Management Company of Pennsylvania and Passport Research II, Ltd.

Previous Positions : Executive Vice President, Federated Investment Management Company, and Passport Research, Ltd.; Senior Vice President, Global Portfolio Management Services Division; Senior Vice President, Federated Investment Management Company and Passport Research, Ltd.; Senior Managing Director and Portfolio Manager, Prudential Investments.

John W. Harris Birth Date: June 6, 1954 VICE PRESIDENT Began serving: December 1999	John W. Harris has been the Fund's Portfolio Manager since December 1999. He is Vice President of the Fund. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior Investment Analyst and Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst and became a Portfolio Manager and an Assistant Vice President of the Fund's Adviser in December 1998. In January 2000, Mr. Harris became a Vice President of the Fund's Adviser. Mr. Harris is a Chartered Financial Analyst. He received his M.B.A. from the University of Pittsburgh.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on "Form N-PX" of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated's website. Go to www.federatedinvestors.com, select "Products," select the "Prospectuses and Regulatory Reports" link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on "Form N-Q." These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the "Products" section of the Federated Investors website at www.federatedinvestors.com by clicking on "Portfolio Holdings" and selecting the name of the Fund, or by selecting the name of the Fund and clicking on "Portfolio Holdings." You must register on the website the first time you wish to access this information.

Federated
World-Class Investment Manager

Federated Stock and Bond Fund, Inc.
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact

Federated Securities Corp., Distributor

Cusip 313911109
Cusip 313911208
Cusip 313911307
Cusip 313911406

G01454-01 (1/05)

Federated is a registered mark of Federated Investors, Inc. 2005 (c)Federated Investors, Inc.

Item 2.     Code of Ethics

(a)  As of the end of the period  covered by this  report,  the  registrant  has adopted  a code of  ethics  (the  "Section  406  Standards  for  Investment
     Companies  -  Ethical  Standards  for  Principal  Executive  and  Financial
     Officers") that applies to the registrant's Principal Executive Officer and
     Principal Financial Officer;  the registrant's  Principal Financial Officer also serves as the Principal Accounting Officer.

(c) Not Applicable

(d) Not Applicable

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics.  To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for
Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.     Audit Committee Financial Expert

The registrant's Board has determined that each member of the Board's Audit Committee is an
"audit committee financial expert," and that each such member is "independent," for purposes of this Item.  The Audit Committee consists of the following Board members:
Thomas G. Bigley, John T. Conroy, Jr., Nicholas P. Constantakis and Charles F. Mansfield,
Jr.

Item 4.     Principal Accountant Fees and Services

            (a)   Audit Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $29,680

                  Fiscal year ended 2003 - $14,000

(b)         Audit-Related Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $1,263

                  Fiscal year ended 2003 - $738

                  Transfer Agent Service Auditors Report

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $83,656 and $16,493 respectively.  Fiscal year ended 2004 - Attestation services relating to the review of fund share transactions and Transfer Agent Service Auditors report. Fiscal year ended 2003 -
      Design of Sarbanes Oxley sec. 302 procedures.

(c)          Tax Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $65,000 and $140,000 respectively.

      Analysis regarding the realignment of advisory companies.

(d)         All Other Fees billed to the registrant for the two most recent fiscal years:

                  Fiscal year ended 2004 - $0

                  Fiscal year ended 2003 - $0

      Amount requiring approval of the registrant's audit committee pursuant to paragraph
      (c)(7)(ii) of Rule 2-01 of Regulation S-X, $93,700 and $41,583 respectively.  Fiscal year ended 2004 - Consultation regarding information requests by regulatory agencies, executive compensation analysis and discussions with auditor related to market timing and late trading activities.  Fiscal year ended 2003 - Executive compensation analysis.

(e)(1)      Audit Committee Policies regarding Pre-approval of Services.

            The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor's independence.  Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee.  Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

            Certain services have the general pre-approval of the Audit Committee.  The term of the general pre-approval is 12 months from the date of pre-approval, unless the
Audit Committee specifically provides for a different period.  The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services.  The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations.  The Audit Committee will not delegate its responsibilities to pre-approve services performed by the independent auditor to management.

            The Audit Committee has delegated pre-approval authority to its Chairman.  The
Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting.  The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

     The annual Audit services  engagement terms and fees will be subject to the specific  pre-approval of the Audit Committee.  The Audit Committee must approve any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

     In addition to the annual Audit services engagement  specifically  approved by the Audit Committee,  the Audit Committee may grant general  pre-approval for other Audit Services, which are those services that only the independent auditor reasonably  can provide.  The Audit  Committee  has  pre-approved  certain Audit services,  all other Audit  services must be  specifically  pre-approved  by the
Audit Committee.

AUDIT-RELATED SERVICES

     Audit-related   services  are  assurance  and  related  services  that  are reasonably  related to the  performance  of the audit or review of the Company's financial  statements  or that are  traditionally  performed by the  independent auditor.  The Audit  Committee  believes  that the  provision  of  Audit-related services does not impair the  independence of the auditor,  and has pre-approved certain  Audit-related  services,  all  other  Audit-related  services  must  be specifically pre-approved by the Audit Committee.

TAX SERVICES

     The Audit Committee  believes that the independent  auditor can provide Tax services to the Company  such as tax  compliance,  tax  planning  and tax advice without impairing the auditor's independence.  However, the Audit Committee will not  permit the  retention  of the  independent  auditor  in  connection  with a transaction  initially  recommended by the independent  auditor,  the purpose of which may be tax  avoidance  and the tax treatment of which may not be supported in the Internal  Revenue Code and related  regulations.  The Audit Committee has pre-approved certain Tax services,  all Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

     With  respect to the  provision  of services  other than  audit,  review or attest services the pre-approval requirement is waived if:

(1)  The aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues  paid by the  registrant,  the registrant's adviser (not including any sub-adviser whose role is primarily portfolio  management  and is  subcontracted  with or  overseen  by another investment  adviser),  and any entity controlling,  controlled by, or under common control with the investment  adviser that provides  ongoing services to the  registrant  to its  accountant  during the fiscal year in which the services are provided;

(2)  Such  services  were not  recognized by the  registrant,  the  registrant's adviser (not including any  sub-adviser  whose role is primarily  portfolio management  and is  subcontracted  with or overseen  by another  investment adviser),  and any  entity  controlling,  controlled  by,  or under  common control with the investment  adviser that provides  ongoing services to the registrant at the time of the engagement to be non-audit services; and

(3)  Such services are promptly  brought to the attention of the Audit Committee of the  issuer and  approved  prior to the  completion  of the audit by the
     Audit  Committee or by one or more members of the Audit  Committee  who are members of the board of directors to whom authority to grant such approvals has been delegated by the Audit Committee.

     The Audit  Committee may grant general  pre-approval  to those  permissible non-audit services classified as All Other services that it believes are routine and recurring services, and would not impair the independence of the auditor.

     The SEC's rules and relevant  guidance should be consulted to determine the precise  definitions of prohibited  non-audit  services and the applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

     Pre-approval  fee levels for all services to be provided by the independent auditor  will be  established  annually  by the Audit  Committee.  Any  proposed services exceeding these levels will require specific  pre-approval by the Audit
Committee.

PROCEDURES

     Requests or applications to provide services that require specific approval by the Audit  Committee  will be  submitted  to the Audit  Committee by both the independent  auditor  and  the  Principal  Accounting  Officer  and/or  Internal
Auditor,  and must include a joint  statement as to whether,  in their view, the
request  or  application   is  consistent   with  the  SEC's  rules  on  auditor
independence.

(e)(2)      Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of
Regulation S-X:

                  4(b)

                  Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(c)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

            4(d)

            Fiscal year ended 2004 - 0%

                  Fiscal year ended 2003 - 0%

            Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)   NA

(g)   Non-Audit Fees billed to the registrant, the registrant's investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:
            Fiscal year ended 2004 - $255,781

                  Fiscal year ended 2003 - $242,076

(h)         The registrant's Audit Committee has considered that the provision of non-audit services that were rendered to the registrant's adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.     Audit Committee of Listed Registrants

            Not Applicable

Item 6.     Schedule of Investments

            Not Applicable

Item 7.     Disclosure of Proxy Voting Policies and Procedures for Closed-End
            Management Investment Companies

            Not Applicable

Item 8.     Portfolio Managers of Closed-End Management Investment Companies

            Not Applicable

Item 9.     Purchases of Equity Securities by Closed-End Management Investment
            Company and Affiliated Purchasers

            Not Applicable

Item 10.    Submission of Matters to a Vote of Security Holders

            Not Applicable

Item 11.    Controls and Procedures

(a)  The   registrant's   President  and  Treasurer   have  concluded  that  the
     registrant's  disclosure  controls  and  procedures  (as  defined  in  rule
     30a-3(c)  under the Act) are  effective  in design  and  operation  and are sufficient to form the basis of the certifications required by Rule 30a-(2)
     under the Act, based on their evaluation of these  disclosure  controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  There were no changes in the  registrant's  internal control over financial reporting  (as  defined  in rule  30a-3(d)  under the Act)  during the last fiscal quarter that have materially  affected,  or are reasonably likely to
     materially  affect,  the  registrant's   internal  control  over  financial
     reporting.

Item 12.    Exhibits

SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant  Federated Stock and Bond Fund, Inc.

By          /S/ Richard J. Thomas, Principal Financial Officer
                            (insert name and title)

Date        January 24, 2005

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By          /S/ J. Christopher Donahue, Principal Executive Officer
Date        January 24, 2005

By          /S/ Richard J. Thomas, Principal Financial Officer
Date        January 24, 2005